Operating income (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of breakdown of operating income	Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Research tax credit ("CIR")	4,204	4,476	4,493
Subsidies	7,722	29	81
Other	36	78	47
Total operating income	11,961	4,583	4,621